Summary of Significant Accounting Policies Narrative (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Business Acquisition [Line Items]
Net decrease to beginning parent's equity	$ 8.0
Operating lease ROU assets		$ 201.8					$ 182.0
Total operating lease liabilities		$ 213.8					$ 191.0
Effect of change in accounting principle on net other income, increase (decrease) to AOCI	(0.2)
Customer Concentration Risk
Business Acquisition [Line Items]
Concentration risk, percentage		10.00%		10.00%
Customer Concentration Risk | Revenue Benchmark
Business Acquisition [Line Items]
Concentration risk, percentage		12.00%	12.00%	14.00%	15.00%	16.00%
Customer Concentration Risk | Accounts Receivable
Business Acquisition [Line Items]
Concentration risk, percentage				8.00%	11.00%
Accounting Standards Update 2018-02
Business Acquisition [Line Items]
Effect of change in accounting principle on retained earnings	0.2
Effect of change in accounting principle on net other income, increase (decrease) to AOCI	$ (2.0)
Allowance for Doubtful Accounts
Business Acquisition [Line Items]
Charged to Costs & Expenses				$ 4.7	$ 5.8	$ 3.5